Provisions for Loan Losses (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Provisions established:
Individual provisions		$ (2,608)	$ (5)	$ (5,944)
Group provisions		(310,492)	(303,139)	(314,232)
Provisions established net		(313,100)	(303,144)	(320,176)
Provisions released:
Individual provisions		871	32,412	10,593
Group provisions		327		3,478
Provisions released net		1,198	32,412	14,071
Recovery of written-off assets		60,579	49,477	46,842
Provisions net allowances for credit risk	$ (362,346)	(251,323)	(221,255)	(259,263)
Loans and advances to banks, net
Provisions established:
Individual provisions		(240)	(5)
Provisions established net		(240)	(5)
Provisions released:
Individual provisions				94
Provisions released net				94
Provisions net allowances for credit risk		(240)	(5)	94
Loans to customer and loans and advances to banks Consolidated Statement of Cash Flow
Allowances established of loans to customer		(310,732)	(300,013)	(314,232)
Allowances released of loans to customer		871	28,571	8,018
Total allowances of loans to customer		(309,861)	(271,442)	(306,214)
Total Loans to customers
Provisions established:
Group provisions		(310,492)	(300,008)	(314,232)
Provisions established net		(310,492)	(300,008)	(314,232)
Provisions released:
Individual provisions		871	28,571	7,924
Provisions released net		871	28,571	7,924
Recovery of written-off assets		60,579	49,477	46,842
Provisions net allowances for credit risk		(249,042)	(221,960)	(259,466)
Commercial loans
Provisions established:
Group provisions		(61,702)	(47,837)	(45,462)
Provisions established net		(61,702)	(47,837)	(45,462)
Provisions released:
Individual provisions		871	28,571	7,924
Provisions released net		871	28,571	7,924
Recovery of written-off assets		13,579	13,750	13,017
Provisions net allowances for credit risk		(47,252)	(5,516)	(24,521)
Mortgage loans
Provisions established:
Group provisions		(7,546)	(4,361)	(6,932)
Provisions established net		(7,546)	(4,361)	(6,932)
Provisions released:
Recovery of written-off assets		4,572	3,246	2,350
Provisions net allowances for credit risk		(2,974)	(1,115)	(4,582)
Consumer loans
Provisions established:
Group provisions		(241,244)	(247,810)	(261,838)
Provisions established net		(241,244)	(247,810)	(261,838)
Provisions released:
Recovery of written-off assets		42,428	32,481	31,475
Provisions net allowances for credit risk		(198,816)	(215,329)	(230,363)
Provisions for contingent loan risks
Provisions established:
Individual provisions		(2,368)		(5,944)
Group provisions			(3,131)
Provisions established net		(2,368)	(3,131)	(5,944)
Provisions released:
Individual provisions			3,841	2,575
Group provisions		327		3,478
Provisions released net		327	3,841	6,053
Provisions net allowances for credit risk		$ (2,041)	$ 710	$ 109